Advance for investment	12 Months Ended
Mar. 31, 2023
Advance for investment
Advance for investment
7.	Advance for investment

Advance for investment consisted of the following:

	As of March 31,
	2023	2022
Advance for investment(1)	1,902,004	1,732,775
Total	$1,902,004	$1,732,775
(1)	Advance for investment: The Group made a down payment to the shareholder of Wuxi Talent Home Information Technology Co. Ltd., (“Wuxi Talent”) as a part of 60% share purchase and long-term investment. And on August 5, 2022, the Group issued 791,667 shares to the two shareholders of Wuxi Talent as a part of the acquisition consideration. As of the end of March 31, 2023, the control of Wuxi Talent was not transferred to the Company yet.

Advance for investment consisted of cash deposit of $1,902,004 that the Company paid to the entity which the Company is seeking to acquire certain ownership (“Target Company”). The deposit was used as the acquisition deposit required by the Target Company in order to execute their respective acquisition memorandum which details the acquisition and valuation methods but is not legally binding. The fund deposited has no definite term, however the Company anticipates the actual acquisition will be completed within one year.The deposit would be used as initial payment and offset the total cash consideration of the deal. If the acquisition failed to be approved, the Target Company is obligated to return the deposit to the Company. As of March 31, 2023, the acquisition was not approved or disapproved as the acquisition was still in the process of undergoing legal and financial due diligence.

In July 2023, two shareholders of Wuxi Talent agreed to return the 791,667 issued ordinary shares to the Company for cancellation, and such two shareholders will not transfer their equity interest in Wuxi Talent to WFOE while the paid cash consideration of $1,902,004 (RMB 13,070,000) will be used as investment in Wuxi Talent for 35% of all equity interest of Wuxi Talent by WFOE instead. Thus, the consideration of $1,902,004 paid is a deposit towards the future purchase.